Pension and other employee benefit plans	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Pension and other employee benefit plans
20. Pension and other employee benefit plans
Severance indemnities and pension plans
MHFG and certain subsidiaries sponsor and offer their employees, other than directors and corporate auditors, contributory and non-contributory
defined benefit plans. Under these plans, employees are provided with lump-sum
cash payments upon leaving the company. The amount of benefits under each plan is principally determined based on the positions in career, the length of service and the reason for severance. When employees meet certain conditions including the length of service, they may opt to receive annuity payments instead of lump-sum
payments. MHFG and certain subsidiaries also offer special termination benefits to former employees whose contributions during their careers were deemed meritorious and to those with particular circumstances.
Certain foreign offices and subsidiaries have defined contribution plans and/or defined benefit plans, of which disclosures are combined with those for domestic benefit plans, as they are not significant and those plans don’t use significantly different assumptions.

MHFG and certain subsidiaries have several defined contribution plans. The costs recognized in respect of contributions to the plans for the fiscal years ended March 31, 2021, 2022 and 2023 were ¥4,510 million, ¥3,981 million and ¥7,395 million, respectively.
Pension
plans are not fully integrated among subsidiaries of MHFG and plan assets are managed separately by each plan.
Net periodic benefit cost and funded status
The following table presents the components of net periodic benefit cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023

	(in millions of yen)
Service cost-benefits earned during the fiscal year	39,672	33,190	30,460
Interest costs on projected benefit obligations	5,790	5,636	6,917
Expected return on plan assets	(41,887)	(37,051)	(36,322)
Amortization of prior service cost (benefits)	(2,378)	(4,820)	(4,854)
Amortization of net actuarial loss (gain)	1,671	(20,485)	(19,453)
Special termination benefits	9,569	10,791	7,269
Loss (gain) on settlement	(3,945)	—	—

Net periodic benefit cost	8,492	(12,739)	(15,983)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
before-tax
for the fiscal years ended March 31, 2022 and 2023 are summarized as follows:

	2022	2023

	(in millions of yen)
Net actuarial gain (loss)	(36,796)	122,331
Amortization of net actuarial loss (gain)	(20,485)	(19,453)
Prior service benefits (cost)	(1)	—
Amortization of prior service cost (benefits)	(4,820)	(4,854)

Total recognized in other comprehensive income (loss) before-tax	(62,102)	98,024

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2021	2022	2023
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	0.38%	0.52%	0.82%
Rates of increase in future compensation levels	1.80%	2.00%	2.00%
Interest credit rates	4.38%	4.39%	4.45%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	0.37%	0.38%	0.52%
Rates of increase in future compensation levels	1.80-4.80%	1.80%	2.00%
Expected rates of return on plan assets	1.79%	1.54%	1.72%
Interest credit rates	4.95%	4.38%	4.39%

In estimating the discount rates, the MHFG Group looks to interest rates on a portfolio of high-quality fixed-income government and corporate bonds. The durations of these bonds closely match those of the benefit obligations. Discount rates are evaluated at each measurement date. The expected rate of return for each asset category is based primarily on various aspects of the long-term prospects for the economy that include historical performance and the market environment.
The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2022 and 2023 for the plans of MHFG and its subsidiaries:

	2022	2023

	(in millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of fiscal year	1,437,843	1,377,739
Service cost	33,190	30,460
Interest cost	5,636	6,917
Plan participants’ contributions	1,089	1,053
Amendments	1	—
Actuarial loss (gain)	(19,939)	(48,856)
Foreign exchange translation	4,099	3,250
Benefits paid	(54,483)	(55,332)
Lump-sum payments	(29,697)	(27,539)

Benefit obligations at end of fiscal year	1,377,739	1,287,692

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,412,745	2,114,011
Actual return (negative return) on plan assets	(8,008)	92,893
Foreign exchange translation	3,863	3,158
Partial withdrawal of assets from employee retirement benefits trusts (Note)	(270,172)	(147,181)
Employer contributions	28,977	23,613
Plan participants’ contributions	1,089	1,053
Benefits paid	(54,483)	(55,332)

Fair value of plan assets at end of fiscal year	2,114,011	2,032,215

Funded status	736,272	744,523

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	762,147	768,998
Accrued pension liability	(25,875)	(24,475)

Net amount recognized	736,272	744,523

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)	63,030	58,173
Net actuarial gain (loss)	421,690	524,571

Net amount recognized	484,720	582,744

Note:
During the fiscal year
s
ended March 31, 2022 and 2023, certain subsidiaries of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees’

severance pay and retirement pensions. Overall, the trusts remain in overfunded status as of March 31, 2023. No gains or losses have been recognized as a result of these transactions.

The aggregated accumulated benefit obligations of these plans were ¥
1,377,739
 million and ¥
1,287,692
 million, as of March 31, 2022 and 2023, respectively. The defined benefit plans generally employ a multi-variable and non-linear
formula based upon rank and years of service.
Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.
The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2022 and 2023:

	2022	2023

	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	31,829	29,389
Fair value of plan assets	5,954	4,914
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	31,829	29,389
Fair value of plan assets	5,954	4,914

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.
Investment policies and asset allocation
In managing plan assets, the MHFG Group determines the appropriate levels of risk that the Group can assume under the given circumstances to gain total returns from a long-term perspective while ensuring that sufficient funds will be available to plan participants and beneficiaries. The long-term asset allocation to each asset category such as Japanese equity securities, Japanese debt securities, foreign equity securities and foreign debt securities is determined based upon the optimal portfolio, which aims to gain total returns within the range of an acceptable level of risk from a long-term perspective. Additionally, the asset allocation is reviewed every five years, unless there are any significant changes in the circumstances such as market fluctuations. When selecting an investment in each asset category, the MHFG Group takes into consideration credit standing of an investee, concentration of credit risk to a certain investee and liquidity of a financial instrument among other things. The investments in each asset category are further diversified across funds, strategies and sectors along with other things. There is no significant investment in a single investee except Japanese government bonds.
Certain subsidiaries of MHFG established employee retirement benefit trusts and transferred their assets to the trusts as plan assets. These assets are separated from the employer’s proprietary assets for the payment to the plan beneficiaries. The assets held in these trusts are primarily Japanese equity securities and have been entrusted directly to qualified trustees including trust banks.

MHFG and certain subsidiaries’ target allocation for the plan assets, excluding those of the employee retirement benefit trusts, at March 31, 2023 is as follows:

Asset category	Asset ratio
Japanese equity securities	3.00%
Japanese debt securities	32.00%
Foreign equity securities	26.00%
Foreign debt securities	24.00%
General account of life insurance companies	10.00%
Other	5.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest payments.
Fair value of plan assets
The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2022 and 2023, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 26 “Fair value.”

	2022					2023
	Level 1		Level 2	Level 3	Total	Level 1		Level 2	Level 3	Total

	(in billions of yen)
Japanese equity securities:
Common stocks (1)	1,003		—	—	1,003	1,018		—	—	1,018
Pooled funds (2)	13		5	—	18	5		6	—	11
Japanese debt securities:
Government bonds	179		—	—	179	123		—	—	123
Pooled funds (2)	—		10	—	10	—		8	—	8
Other	—		21	—	21	—		21	—	21
Foreign equity securities:
Common stocks	172		—	—	172	94		—	—	94
Pooled funds (2)	—		7	—	7	—		8	—	8
Foreign debt securities:
Government bonds	170		9	—	179	173		14	—	187
Pooled funds (2)	—		10	—	10	—		3	—	3
Other	—		18	—	18	—		15	—	15
General account of life insurance companies (3)	—		116	—	116	—		113	—	113
Other	30	(4)	(25)	—	5	101	(4)	5	—	106
Plan assets measured at net asset value (5)					376					325

Total assets at fair value	1,567		171	—	2,114	1,514		193	—	2,032

Notes:
(1)
This class represents equity securities held in the employee retirement benefit trusts of ¥1,003 billion and ¥1,018 billion carried at fair value at March 31, 2022 and 2023, respectively, which are well-diversified across industries.

(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at fair value and can be redeemed within a short-term period upon request.
(3)	Investments in this class are measured at conversion value, which is equivalent to fair value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)
In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

There were no returns on and purchases and sales of Level 3 assets during the fiscal years ended March 31, 2022 and 2023.
Contributions
The total contribution of approximately ¥32 billion is expected to be paid to the pension plans during the fiscal year ending March 31, 2024, based on the current funded status and expected asset return assumptions.
Estimated future benefit payments
The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2024	82,311
2025	75,506
2026	75,992
2027	74,496
2028	76,348
2029-2033	330,309